Security Federal Corporation and Subsidiaries Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows From Operating Activities:
Net Income	$ 1,795,375	$ 1,842,913	$ 1,604,801
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,491,028	1,549,477	1,577,968
Amortization of Intangible Assets	60,023	90,000	90,000
Stock Option Compensation Expense	33,123	34,424	33,124
Discount Accretion And Premium Amortization	5,536,476	3,690,505	1,914,150
Provisions For Losses On Loans	8,650,000	7,800,000	8,155,000
Writedown of Goodwill			222,000
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
Income From Bank Owned Life Insurance	(420,000)	(415,000)	(360,000)
Gain On Sales Of Loans	(534,968)	(1,404,879)	(1,040,014)
Gain On Sales Of Mortgage-Backed Securities	(1,255,867)	(1,207,238)	(619,856)
Gain On Sales Of Investment Securities	(1,044,387)	(313,361)	(593,185)
Loss On Sale Of Real Estate Owned	4,230	256,484	103,920
Write Down On Real Estate Owned	608,920	1,409,564	504,580
Amortization Of Deferred Fees On Loans	(18,665)	(11,550)	(128,217)
(Gain) loss On Disposition of Premises and Equipment			(25)
Proceeds From Sale Of Loans Held For Sale	40,891,379	74,175,983	68,819,036
Origination Of Loans Held For Sale	(37,861,948)	(74,775,875)	(65,228,678)
(Increase) Decrease In Accrued Interest Receivable:
Loans	24,029	45,190	224,496
Mortgage-Backed Securities	(43,244)	19,713	174,531
Investment Securities	93,864	(185,958)	(339,632)
(Decrease) Increase In Advance Payments By Borrowers	(31,024)	54,156	(94,129)
(Increase) Decrease In Prepaid FDIC Assessment	674,171	1,172,294	(3,987,622)
Other, Net	(1,576,174)	444,784	(2,586,265)
Net Cash Provided By Operating Activities	17,026,341	14,075,626	8,508,983
Cash Flows From Investing Activities:
Purchase Of Mortgage-Backed Securities Available For Sale	(95,362,225)	(116,717,564)	(80,947,679)
Principal Repayments On Mortgage-Backed Securities Available For Sale	48,615,134	58,109,556	63,591,884
Maturities Of Mortgage-Backed Securities Available For Sale			1,000,000
Purchase Of Mortgage-Backed Securities Held To Maturity	(26,183,966)	(12,726,562)
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,241,459	3,725,195	7,486,884
Purchase Of Investment Securities Available For Sale	(75,048,637)	(88,254,904)	(69,209,182)
Maturities Of Investment Securities Available For Sale	30,601,423	31,044,163	18,640,344
Purchase of Investment Securities Held To Maturity	(18,532,549)	(7,043,450)
Maturities of Investment Securities Held To Maturity	8,598,502	1,628,735	4,881,502
Proceeds From Sale of Investment Securities Available For Sale	28,213,347	16,463,819	27,465,905
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	50,076,125	48,564,592	30,725,706
Investment In Certificates Of Deposits With Other Banks	(1,625,000)
Purchase Of FHLB Stock	(34,343)
Redemption Of FHLB Stock	2,830,728	1,356,915	38,300
Decrease In Loans Receivable	40,557,533	62,562,563	21,540,257
Capital Improvements To Repossessed Assets	(36,877)	(549,458)
Proceeds From Sale Of Repossessed Assets	3,974,160	10,804,585	1,177,276
Purchase And Improvement Of Premises And Equipment	(416,712)	(629,609)	(623,964)
Proceeds From Sale Of Premises And Equipment			971
Net Cash Provided By Investing Activities	(2,531,898)	8,338,576	25,768,204
Cash Flows From Financing Activities:
Increase (Decrease) In Deposit Accounts	5,843,942	(3,895,323)	32,538,862
Proceeds From FHLB Advances	106,501,384	148,420,000	310,885,319
Repayment Of FHLB Advances	(122,567,920)	(174,287,544)	(365,879,871)
Proceeds From Term Auction Facility Advances			207,000,000
Repayment of Term Auction Facility Advances			(217,000,000)
Repayment Of Other Borrowings, Net	(1,394,088)	(864,996)	(3,995,496)
Proceeds From Issuance of Preferred Stock		22,000,000
Proceeds From Issuance of Common Stock		4,829,060
Redemption Of Preferred Stock		(18,000,000)
Proceeds From Senior Convertible Debentures			6,084,000
Proceeds From Employee Stock Purchase Plan Purchases			19,800
Dividends To Preferred Shareholders	(440,000)	(726,222)	(900,000)
Dividends To Common Shareholders	(942,027)	(858,184)	(787,550)
Net Cash Used By Financing Activities	(12,998,709)	(23,383,209)	(32,034,936)
Net Increase (Decrease) In Cash And Cash Equivalents	1,495,734	(969,007)	2,242,251
Cash And Cash Equivalents At Beginning Of Period	7,835,638	8,804,645	6,562,394
Cash And Cash Equivalents At End Of Period	9,331,372	7,835,638	8,804,645
Cash Paid During The Period For:
Interest	12,527,487	16,377,342	20,326,637
Income Taxes	2,863,176	429,432	3,396,162
Supplemental Schedule Of Non Cash Transactions:
Transfers from Loans Receivable	4,276,679	15,581,977	10,573,654
Gains (Losses) On Securities Available For Sale, Net of Taxes	$ 2,895,898	$ (970,405)	$ 798,146